TRADE AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2023
TRADE AND OTHER PAYABLES
Schedule of trade payables and other payables

	Group	Group
	2023	2022
	$’000	$’000
Trade payables	2,336	3,079
Accruals and other payables	7,153	6,012
Other taxation and social security	1,686	689
Total trade and other creditors	11,175	9,780